RELATED PARTY TRANSACTIONS (Details - Related party transactions) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Payments for rent	$ 181,978	$ 353,722
Operating Expenses	448,825	529,140
Due to Related Party Current and Noncurrent	4,118,597	3,311,732
Porta Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Other research and development expense	118,546	35,985
Payments for rent	58,728	113,951
Bru Haas [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments for rent	123,201	239,530
Other expenses	125,563	215,998
Clicque [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments for rent	49	241
Veo Edge Technolgy Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating Expenses	0	(6,055)
Leet HK [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to Related Party Current and Noncurrent	414,814	414,814
Ganesha [Member]
Defined Benefit Plan Disclosure [Line Items]
Director fees	$ 8,177	$ 13,123